Segment Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2025 USD ($)	Sep. 29, 2024 USD ($)	Sep. 28, 2025 USD ($) segments	Sep. 29, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 29, 2024 USD ($) segments	Dec. 31, 2023 USD ($)
Segment Information [Line items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer
Description of segment information			The CODM evaluates the performance of these reportable segments and allocates resources to make operating decisions based on certain financial information, including segmented internal income/(loss) prepared on a basis consistent with U.S. GAAP. The measurement criteria is based on their operating revenue and operating income (loss) and excluding any corporate costs which are not allocatable to the operating segments.
Depreciation Depreciation and amortization expenseand amortization expense			$ 4,293,000	$ 991,000	$ 2,736,000		$ 930,000
Residential Solar Installation [Member]
Segment Information [Line items]
Reportable segments (in segments) | segments						2
Depreciation Depreciation and amortization expenseand amortization expense	$ 1,000,000					$ 2,600,000	$ 900,000
New Homes Business [Member]
Segment Information [Line items]
Depreciation Depreciation and amortization expenseand amortization expense	300,000		900,000			$ 100,000
New Homes Business One [Member]
Segment Information [Line items]
Depreciation Depreciation and amortization expenseand amortization expense	$ 0		$ 0
Residential Solar Installation [Member]
Segment Information [Line items]
Reportable segments (in segments) | segments			3
Depreciation Depreciation and amortization expenseand amortization expense		$ 300,000	$ 3,400,000	$ 1,000,000